DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Interest Rate Swap

The following table provides information about our interest rate swaps at June 30, 2012:

Purpose	Date Opened	Effective Date(1)	Maturity	We Pay	We Receive	Notional Amount	Fair Value
Designated as hedges:
Hedge the effects of changes in 1-Month LIBOR(2)	March 2012	March 2012	March 2016	0.6325%	1-Month LIBOR	$201,731	$(478)
Hedge the effects of changes in 1-Month LIBOR(2)	May 2012	May 2012	May 2016	0.6070%	1-Month LIBOR	61,700	(87)

Total designated as hedges						263,431	(565)

Total						$263,431	$(565)

(1)	The effective date of the swap is the date from which monthly settlements begin to be computed.
(2)	Projected net settlements for the next twelve months total approximately $401 of payments to the counterparty. We designate these swaps as cash flow hedges and report them at fair value as a component of other liabilities. Unrealized losses of $849 and $565 related to our interest rate swaps are included in accumulated other comprehensive loss for the three and six months ended June 30, 2012, respectively. There were no unrealized gains or losses attributable to derivatives for the three and six months ended June 30, 2011. Given the current and expected effectiveness of our hedging arrangements, we do not expect any reclassifications from other comprehensive income into earnings associated with these hedging arrangements during the next twelve months.

Summarization of Use of Derivative

The following table summarizes the use of derivatives during the six months ended June 30, 2012:

Interest Rate Swaps
Notional balance at December 31, 2011	$—
Additions	300,082
Maturities	—
Terminations	—
Amortization	36,651
Notional balance at June 30, 2012	$263,431